Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Sales (note 23)	$ 448,269	$ 1,492,761	$ 19,374,904
Cost of sales	181,516	684,456	1,072,221
Gross profit	266,753	808,305	18,302,683
Selling, general and administrative expenses (including rent expenses incurred to related parties of 2023 - $778, 2022 - $819, 2021 - $851) (note 13(b))	466,324	823,543	591,167
Provision for doubtful accounts	2,638	4,268	2,967
Research and development expenses	344,515	442,108	155,040
- Loss on disposal and impairment of property, plant and equipment (note 8)	78,720	5,213	977
Government grants recognized in income	(22,423)	(760)	(725)
Total operating expenses	869,774	1,274,372	749,426
Operating income (loss)	(603,021)	(466,067)	17,553,257
Interest and financing expenses - (including interest expenses incurred t to a related party, 2023 - $173, 2022 - $354, 2021 - $916) (note 13(a))	(2,260)	(1,264)	(2,836)
Interest income	85,114	190,818	102,568
Other income (expense), net	367,133	301,751	(89,948)
Income (loss) before income taxes	(153,034)	25,238	17,563,041
Income tax recovery (expense) (note 15)	(105,321)	62,893	(3,104,130)
Net income (loss)	(258,355)	88,131	14,458,911
Less: (Income) loss attributable to non-controlling interests	158,437	25,735	(5,991,431)
Net income (loss) attributable to shareholders of Sinovac	(99,918)	113,866	8,467,480
Preferred stock dividends	(5,982)	(5,982)	(5,982)
Net income (loss) attributable to common shareholders of Sinovac	(105,900)	107,884	8,461,498
Other comprehensive income (loss), net of tax of nil
Foreign currency translation adjustments	(280,426)	(859,045)	193,098
Unrealized gain/(loss)	65,900	0	0
Comprehensive income (loss)	(472,881)	(770,914)	14,652,009
Less: comprehensive (income) loss attributable to non-controlling interests	266,184	370,882	(6,073,832)
Comprehensive income/loss attributable to shareholders of Sinovac	$ (206,697)	$ (400,032)	$ 8,578,177
Earnings/loss per share (note 22)
Basic net income (loss) per share	$ (1.06)	$ 1.08	$ 85.20
Diluted net income (loss) per share	$ (1.06)	$ 1.00	$ 74.27
Weighted average number of shares of common stock outstanding
– Basic	99,607,574	99,502,243	99,311,551
– Diluted	99,607,574	114,172,782	114,005,983